SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Policies)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Organization

Kraig Biocraft Laboratories, Inc. (the “Company”) was incorporated under the laws of the State of Wyoming on April 25, 2006. The Company was organized to develop high strength, protein based fiber, using recombinant DNA technology, for commercial applications in the textile and specialty fiber industries.

On March 5, 2018, the Company issued a board resolution authorizing investment in a Vietnamese subsidiary and appointing a representative for the subsidiary.

On April 24, 2018, the Company announced that it had received its investment registration certificate for its new Vietnamese subsidiary Prodigy Textiles Co., Ltd.

On May 1, 2018, the Company announced that it had received its enterprise registration certificate for its new Vietnamese subsidiary Prodigy Textiles Co., Ltd.

On January 24, 2024, the Company signed a memorandum of understanding with the Vietnam Sericulture Association (“VSA”) and the Lam Dong Agro-Forestry Research & Experiment Center (“LAREC”) to enhance sericulture in Vietnam through the expanded application of the Company’s spider silk silkworm technology.

On January 14, 2025, the Company was granted a new Investment Registration Certificate and an Enterprise Registration Certificate for its production operations in Vietnam. This registration formed a new subsidiary, Prodigy Silk Co., Ltd.

On January 12, 2026, the Company dissolved Prodigy Textiles Co., Ltd, and transferred all of its production operations into Prodigy Silk Co., Ltd. Vietnamese Law required a new business name for the Company’s new Enterprise Registration Certificate issued in 2025.

Foreign Currency

Foreign Currency

The assets and liabilities of Prodigy Textiles, Co., Ltd. and Prodigy Silk Co., Ltd. (the Company’s Vietnamese subsidiaries) whose functional currencies are the Vietnamese Dong, are translated into US dollars at period-end exchange rates prior to consolidation. Income and expense items are translated at the average rates of exchange prevailing during the period. The adjustments resulting from translating the Company’s financial statements are reflected as a component of other comprehensive (loss) income. Foreign currency transaction gains and losses are recognized in net earnings based on differences between foreign exchange rates on the transaction date and settlement date.

Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of demand deposits at financial institutions, money market funds, and highly liquid investments with original maturities of three months or less.

As of December 31, 2025, and December 31, 2024, the Company had $1,790,236 and $673,264, in cash and cash equivalent accounts.

Loss Per Share

Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by the Financial Accounting Standards Board (“FASB” Accounting Standards Codification (“ASC”) No. 260, “Earnings per Share.” For December 31, 2025, and December 31, 2024, warrants were not included in the computation of income/ (loss) per share because their inclusion is anti-dilutive.

The computation of basic and diluted loss per share for December 31, 2025, and December 31, 2024 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2025	December 31, 2024

Stock Warrants (Exercise price - $0.001- $0.25/share)	72,285,714	81,035,714
Stock Options (Exercise price - $0.1150/Share)	34,981,000	26,981,000
Convertible Preferred Stock	3	3
Common Stock Payable	1,122,311	1,122,311
Total	108,389,028	109,139,028

Research and Development Costs

Research and Development Costs

The Company expenses all research and development costs as incurred for which there is no alternative future use.

For the years ended December 31, 2025, and 2024, the Company had $165,758 and $164,374 respectively, in research and development costs.

Advertising Expense	Advertising Expense The Company follows the policy of charging the costs of advertising to expense as incurred. There was no advertising expense in the years ended December 31, 2025, and 2024.
Income Taxes

Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”). Under ASC No. 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC No. 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

	2025	2024
Expected income tax (recovery) expense at the statutory rate of 21%	$(760,904)	$(713,777)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	235,230	180,605
Change in valuation allowance	525,674	533,172
Provision for income taxes	$-	$-

The components of deferred income taxes are as follows:

	Years Ended December,
	2025	2024
Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	6,401,803	5,876,129
Valuation allowance	(6,401,803)	(5,876,129)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company’s continued operating losses and the uncertainty of the Company’s ability to utilize all of the net operating loss carryforwards before they will expire through the year 2045.

The net change in the valuation allowance for the year ended December 31, 2025 and 2024 was an increase of $1,058,846 and $533,172, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation for employees and directors in accordance with ASC 718, Compensation (“ASC 718”). ASC 718 requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statement of operations based on their fair values. Under the provisions of ASC 718, stock-based compensation costs are measured at the grant date, based on the fair value of the award, and are recognized as expense over the employee’s requisite service period (generally the vesting period of the equity grant). The fair value of the Company’s common stock options are estimated using the Black Scholes option-pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life (The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The Company expenses stock-based compensation by using the straight-line method. In accordance with ASC 718 and, excess tax benefits realized from the exercise of stock-based awards are classified as cash flows from operating activities. All excess tax benefits and tax deficiencies (including tax benefits of dividends on share-based payment awards) are recognized as income tax expense or benefit in the condensed consolidated statements of operations.

The Company accounts for stock-based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the measurement date guidelines enumerated in ASU 2018-07.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

ASU 2025-05 — Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets

In July 2025, the FASB issued ASU 2025-05, which provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, Revenue from Contracts with Customers.

The practical expedient allows an entity to assume that, when estimating expected credit losses, current conditions as of the balance sheet date remain unchanged for the remaining life of the asset. The accounting policy election permits nonpublic entities that elect the practical expedient to also consider collection activity occurring after the balance sheet date when estimating expected credit losses.

The standard is effective for fiscal years beginning after December 15, 2025, and for interim periods within those annual reporting periods. Early adoption is permitted.

The Company has evaluated ASU 2025-05 and does not expect the standard to have a material impact on its financial condition, results of operations, or cash flows.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, to require enhanced disclosures that include reportable segment expenses. The amendments in this update provide that a business entity disclose significant segment expenses, segment profit or loss (after significant segment expenses), and allows reporting of additional measures of a segments profit or loss if used in assessing segment performance. Such disclosures apply to entities with a single reportable segment. These amendments were effective for the Company in 2024 and retrospectively to all prior periods using the significant segment expense categories identified. The impact of the adoption of the amendments in this update was not material to the Company’s consolidated financial position and results of operations, as the requirements impact only segment reporting disclosures in the footnotes to the Company’s consolidated financial statements.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses including purchases of inventory, employee compensation, depreciation and intangible asset amortization in commonly presented expense captions such as cost of sales, selling, general and administrative expense, and research and development. These amendments are effective for the Company for annual periods in 2027, applied prospectively, with early adoption permitted, and interim periods beginning in 2028. The Company intends to adopt the amendments in this update prospectively in 2027 for annual periods and in 2028 for interim periods. The impact of the adoption of the amendments in this update is not expected to be material to the Company’s consolidated financial position and results of operations, as the requirements only require more detailed disclosures in the footnotes to the Company’s consolidated financial statements.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements - Amendments to Remove References to the Concepts Statements to remove various references to concepts statements from the FASB Accounting Standards Codification. This guidance is to clarify guidance, simplify wording or structure of guidance, and other minor improvements. These amendments are effective for the Company for annual periods in 2025, applied prospectively, with early adoption and retrospective application permitted. The Company intends to adopt the amendments in this update prospectively in 2025. The impact of the adoption of the amendments in this update is not expected to be material to the Company’s consolidated financial position and results of operations.

In March 2024, the FASB issued ASU No. 2024-01, Compensation - Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards, to clarify whether profits interest and similar awards should be accounted for in accordance with Topic 718, Compensation - Stock Compensation. The guidance applies to all business entities that issue profits interest awards as compensation to employees or nonemployees in exchange for goods or services. These amendments are effective for the Company for annual and interim periods in 2025, applied prospectively, with early adoption and retrospective application permitted. As the Company does not issue profit interest awards, the impact of the adoption of the amendments in this update is not expected to be material to the Company’s consolidated financial position and results of operations.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures, to require enhanced income tax disclosures to provide information to assess how an entity’s operations and related tax risks, tax planning, and operational opportunities affect its tax rate and prospects for future cash flows. The amendments in this update provide that a business entity disclose (1) a tabular income tax rate reconciliation, using both percentages and amounts, (2) separate disclosure of any individual reconciling items that are equal to or greater than 5% of the amount computed by multiplying the income (loss) from continuing operations before income taxes by the applicable statutory income tax rate, and disaggregation of certain items that are significant and (3) amount of income taxes paid (net of refunds received) disaggregated by federal, state and foreign jurisdictions, including separate disclosure of any individual jurisdictions greater than 5% of total income taxes paid. These amendments are effective for the Company for annual periods in 2025, applied prospectively, with early adoption and retrospective application permitted. The Company intends to adopt the amendments in this update prospectively in 2025. The impact of the adoption of the amendments in this update is not expected to be material to the Company’s consolidated financial position and results of operations, since the amendments require only enhancement of existing income tax disclosures in the footnotes to the Company’s consolidated financial statements.

Equipment

Equipment

The Company values property and equipment at cost and depreciates these assets using the straight-line method over their expected useful life.

In accordance with FASB ASC No. 360, Property, Plant and Equipment, the Company carries long-lived assets at the lower of the carrying amount or fair value. Impairment is evaluated by estimating future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the sum of the expected undiscounted future cash flow is less than the carrying amount of the assets, an impairment loss is recognized. Fair value, for purposes of calculating impairment, is measured based on estimated future cash flows, discounted at a market rate of interest.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We hold certain financial assets, which are required to be measured at fair value on a recurring basis in accordance with the Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“ASC Topic 820-10”). ASC Topic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Level 1 instruments include cash and cash equivalents, account receivable, prepaid expenses, inventory and account payable and accrued liabilities. The carrying values are assumed to approximate the fair value due to the short term nature of the instrument.

The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

●	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access. We believe our carrying value of level 1 instruments approximate their fair value at December 31, 2025, and 2024.

●	Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

●	Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. We consider depleting assets, asset retirement obligations and net profit interest liability to be Level 3. We determine the fair value of Level 3 assets and liabilities utilizing various inputs, including NYMEX price quotations and contract terms.

The following are the major categories of assets measured at fair value on a recurring basis: as of December 31, 2025, and December 31, 2024, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

The Company has consistently applied the valuation techniques in all periods presented. The following table presents the Company’s assets which were measured at fair value at December 31, 2025, and December 31, 2024:

	December 31, 2025				December 31, 2024
	Fair Value Measurement Using				Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Investment in gold	$494,259	$-	$-	$494,259	$627,065	$-	$-	$627,065
Money market fund	$1,408,399	$-	$-	$1,408,399	$607,881	$-	$-	$607,881
Total	$1,902,658	$-	$-	$1,902,658	$1,234,946	$-	$-	$1,234,946

The Board of Directors, who serves as the Custodian, is responsible for the safekeeping of gold bullion owned by the Company.

Valuation of Gold Bullion

The investment in Bullion is classified as a level 1 asset, as the Company’s investment in Bullion is calculated using unadjusted quoted prices from primary market sources.

Gains and Losses on Gold Bullion

Fair value of the gold bullion held by the Company is based on that day’s London Bullion Market Association (“LBMA”) Gold Price PM. “LBMA Gold Price PM” is the price per fine troy ounce of gold, stated in U.S. dollars, determined by ICE Benchmark Administration (“IBA”) following an electronic auction consisting of one or more 30-second rounds starting at 3:00 p.m. (London time), on each day that the London gold market is open for business and published shortly thereafter.

The Company holds gold bullion as part of its strategy to manage inflation risk and diversify its assets. Upon acquisition, the Company elected the Fair Value Option under ASC 825-10, Financial Instruments – Fair Value Option to account for its investment in gold bullion. This election is irrevocable and was made to better reflect the Company’s intent to manage the assets based on fair value fluctuations.

Accounting Policy and Election

The Company follows the provisions of ASC 820, Fair Value Measurement (“ASC 820”). ASC 820 provides guidance for determining fair value and requires increased disclosure regarding the inputs to valuation techniques used to measure fair value. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Company recognizes changes in fair value of the investment in Bullion as changes in unrealized gains or losses on investment in Bullion through the Statement of Operations.

In accordance with ASC 825-10, the Company has elected to measure its gold bullion at fair value with changes in fair value recognized in earnings. The gold bullion qualifies for the fair value option as it is a non-financial asset that is managed and evaluated on a fair value basis.

●	The fair value option was elected at initial recognition of the gold bullion.

●	Changes in fair value are recognized in “Other (Income) Expense, Net” in the Consolidated Statements of Operations.

For the years ended December 31, 2025 and 2024, the Company recognized an unrealized gain of $110,198 and $133,829, respectively, in “Other (income) expense, net” in the Consolidated Statements of Operations, reflecting changes in the fair value of gold bullion.

Storage and Custody

The Company holds its gold bullion in a segregated vault operated by an independent third-party custodian. The Company periodically verifies the existence and condition of the gold through physical inspections and independent third-party audits.

The following tables summarize activity in gold bullion for the years ended December 31, 2025 and 2024:

Years Ended December 31, 2025 and 2024	Ounces	Cost	Fair Value

Balance December 31, 2023	239	$2,624	$493,236
Net change in unrealized gain	-		133,829
Balance December 31, 2024	239	$2,624	$627,065
Cost basis of gold bullions sold	(129)		(243,004)
Net change in unrealized gain	-		110,198
Balance December 31, 2025	110	$4,493	$494,259

During the year ended December 31, 2025, the Company sold 129 ounces of gold bullion that as been classified as an investment asset. The sale generated gross proceeds of $433,461. The carrying value of the gold at the date of sale was $233,028, resulting in a realized gain of $200,433, which has been recognized in other income.

Money Market Funds

Money market funds included in cash and cash equivalents and U.S. government-backed securities are measured at fair value based on quoted prices in active markets, which are considered Level 1 inputs. The Company’s policy is to recognize transfers in and/or out of the fair value hierarchy as of the date in which the event or change in circumstances caused the transfer.

Revenue Recognition

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC No. 606 — Revenue from Contracts with Customers. Under ASC No. 606, the Company recognizes revenue from the commercial sales of products, licensing agreements and contracts by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

For the years ended December 31, 2025, and 2024, the Company recognized $0 and $0 respectively in revenue.

Concentration of Credit Risk

Concentration of Credit Risk

The Company at times has cash and cash equivalents in banks in excess of FDIC insurance limits. At December 31, 2025, and December 31, 2024, the Company had approximately $0 and $357,881, respectively in excess of FDIC insurance limits.

On March 12, 2023, the U.S. government took extraordinary steps to stop a potential banking crisis after the historic failure of Silicon Valley Bank, assuring all depositors at the failed institution that they could access all their money quickly, even as another major bank was shut down. The Company had no exposure to a failed bank. The Company averts risks associated with such a crisis by holding minimum cash balances required for uninterrupted operations, federal funds money market fund, and U.S. government-backed securities. As of December 31, 2025 and 2024, the Company held $1,408,399 and $607,881, respectively, million in a federal money market fund (the “Fund”) with an investment objective to seek to provide current income while maintaining liquidity and a stable share price of $1. The Fund invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by U.S. government securities or cash (collectively, government securities). As such it is considered one of the most conservative investment options offered.

Original Issue Discount

Original Issue Discount

For certain notes issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded as a debt discount, reducing the face amount of the note, and is amortized to amortization of original issue discount in the consolidated statements of operations over the life of the debt.

Debt Issue Cost

Debt Issue Cost

Debt issuance cost paid to lenders, or third parties are recorded as debt discounts and amortized to interest expense in the consolidated statements of operations, over the life of the underlying debt instrument.

Investments without a Readily Determinable Fair Value (Cost Method)

Investments without a Readily Determinable Fair Value (Cost Method)

Investments in nonmarketable entities in which the Company is not able to exercise significant influence, our “Cost Method Investments,” are accounted for at our initial cost, minus any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Company holds a 15% direct equity investment in Global Silk Solutions Joint Stock Company, a private Company (see deposit on inventory above). We received this investment in exchange for nominal consideration and carry the investment at $0 on December 31, 2025, and December 31, 2024, respectively.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an enterprise that have the following characteristics: (i) they engage in business activities from which they may earn revenue and incur expense, (ii) their operating results are regularly reviewed by the chief operating decision maker (“CODM”) for resource allocation decisions and performance assessment, and (iii) their discrete financial information is available. Our CODM is our Chief Executive Officer, who manages and allocates resources to our operations on a consolidated basis. We operate as one segment, and our operations are focused on developing high strength, protein based fiber, using recombinant DNA technology, for commercial applications in the textile and specialty fiber industries. Segment information is further described in Note 10.